Property, plant and equipment (Details) - GBP (£)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 1,073,000	£ 594,000
Disposals	0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	8,112,000
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5,713,000
Reclassification of assets	3,855,000
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions	47,000
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	131,000
Cost | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	23,000
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,198,000
Reclassification of assets	3,855,000
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 1,073,000